LOSS PER SHARE - Weighted average number of shares excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option [Member]
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	4,941,477	7,194,850	15,028,082
Restricted share units
LOSS PER SHARE
Antidilutive securities excluded from computation of diluted loss per share (in shares)	32,663,733	18,970,100	21,358,045